Schedule 1 - Condensed Financial Statements of the Company (Details) - Condensed Balance Sheet In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] USD ($)	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY	Dec. 31, 2011 Parent Company [Member] CNY
Current assets:
Cash and cash equivalents	$ 338,953	2,103,068	$ 368,859	2,288,623	2,525,618	2,222,160	$ 1,564	9,707	$ 1,849	11,471	14,589	24,776
Other receivables	14,207	88,149		254,776			48	296		40,106
Amounts due from subsidiaries							248,155	1,539,702		1,491,025
Total current assets	532,142	3,301,726		3,177,801			249,767	1,549,705		1,542,602
Non-current assets:
Investment in subsidiaries							274,038	1,700,295		1,561,555
Total assets	604,146	3,748,486		3,560,730			523,805	3,250,000		3,104,157
Current liabilities:
Other payables							439	2,723		45,102
Amounts due to subsidiaries							5,887	36,525		30,958
Total liabilities	66,761	414,226		413,968			6,326	39,248		76,060
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 998,861,526 and 1,150,565,906 as of December 31, 2013 and 2014, respectively))	1,380	8,563		7,624			1,380	8,563		7,624
Additional paid-in capital	419,270	2,601,401		2,329,962			419,270	2,601,401		2,329,962
Retained earnings							155,269	963,385		801,625
Accumulated other comprehensive loss	(16,940)	(105,106)		(111,114)			(16,940)	(105,106)		(111,114)
Subscription receivables	(41,500)	(257,491)					(41,500)	(257,491)
Total shareholders’ equity	517,479	3,210,752		3,028,097			517,479	3,210,752		3,028,097
Total liabilities and shareholders' equity	$ 604,146	3,748,486		3,560,730			$ 523,805	3,250,000		3,104,157